Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Long-term debt by maturities
Long-term debt	SFr 158,010	SFr 160,320	SFr 166,896
Structured notes
Long-term debt by maturities
Long-term debt	41,893	42,086	43,126
Structured notes | Equity
Long-term debt by maturities
Long-term debt	25,595	28,224	28,681
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	13,524	11,081	11,678
Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,342	2,385	2,363
Structured notes | Other
Long-term debt by maturities
Long-term debt	432	SFr 396	404
Bank
Long-term debt by maturities
Long-term debt	152,348		160,695
Bank | Structured notes
Long-term debt by maturities
Long-term debt	41,893		43,126
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	25,595		28,681
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	13,524		11,678
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,342		2,363
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	SFr 432		SFr 404